CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenue:
Real estate sales, net of sales taxes of US$22,525,960 for the six months ended June 30, 2014 and US$25,558,801 for the six months ended June 30, 2015	$ 428,135,015	$ 381,174,422
Real estate lease income	2,800,637	1,127,431
Other revenue	10,848,053	10,933,770
Total revenue	441,783,705	393,235,623
Costs of revenue:
Cost of real estate sales	(321,290,535)	(277,296,260)
Cost of real estate lease income	(1,549,902)	(1,722,011)
Other costs	(10,018,513)	(11,589,924)
Total cost of revenue	(332,858,950)	(290,608,195)
Gross profit	108,924,755	102,627,428
Selling and distribution expenses	(18,647,331)	(13,637,694)
General and administrative expenses	(44,793,444)	(42,751,303)
Operating income	45,483,980	46,238,431
Interest income	11,910,810	3,957,696
Interest expense	(9,956,249)	(16,058,017)
Net realized gain on short-term investments	762,469	496,839
Unrealized loss on short-term investments	19,156	(90,056)
Other income	4,721,643	3,109,124
Share of loss in an equity investee	478,394	(418,304)
Income from operations before income taxes	53,420,203	37,235,713
Income taxes	(28,747,037)	(15,763,194)
Net income	24,673,166	21,472,519
Net income attributable to non-controlling interest	(267)	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 24,672,899	$ 21,472,519
Earnings per share:
Basic	$ 0.17	$ 0.14
Diluted	$ 0.17	$ 0.13
Shares used in computation:
Basic	147,035,708	154,136,492
Diluted	147,238,151	180,094,704
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	$ 267,938	$ (10,031,489)
Comprehensive income	24,941,104	11,441,030
Less: comprehensive income attributable to non-controlling interest	0	0
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 24,941,104	$ 11,441,030